UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II

BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
APRIL 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Report
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels.
A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
20.98% 22.66%
U.S. small cap equities
(Russell 2000
®
Index)
19.66 13.32
International equities (MSCI
Europe, Australasia, Far
East Index)
18.63 9.28
Emerging market equities
(MSCI Emerging Markets
Index)
15.40 9.88
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.66 5.36
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
3.66 (6.40)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.97 (1.47)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.06 2.08
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.99 9.01
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2024
2024
BlackRock Annual Report to Shareholders

BlackRock U.S. Mortgage Portfolio
Investment Objective
BlackRock U.S. Mortgage Portfolio’s (the “Fund”) investment objective is to seek high total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index.
What factors influenced performance?
The principal positive contributors to the Fund’s performance relative to the benchmark included AAA-rated single-asset, single-borrower (“SASB”) allocations within commercial mortgage-backed securities (“CMBS”), along with AAA-rated collateralized loan obligations (“CLOs”) backed by commercial real estate. Within non-agency residential mortgage-backed securities (“MBS”), allocations to single family rentals, non-qualifying mortgages and non-performing or re-performing mortgages proved additive. Holdings of agency collateralized mortgage obligations (“CMOs”) contributed positively as well.
The principal detractor from the Fund’s relative performance was security and pool selection within the agency MBS segment.
Describe recent portfolio activity.
The Fund continued to hold a core allocation to agency MBS, recently favoring exposure in the form of to-be-announced (“TBA”) securities relative to specified pools given the improved carry profile of TBAs and attractive option-adjusted spreads. The Fund closed the period with a modest down-in-coupon bias within agency MBS. Within CMBS, the overall allocation remained relatively stable, however the composition shifted in favor of higher-rated SASB deals. The Fund’s allocation to non-agency MBS was reduced, while remaining diversified across subsectors. The Fund’s allocation to agency CMOs, including interest-only (“IO”) securities, was increased over the period.
The Fund held a small percentage of assets in derivatives including options, futures and swaps as a hedge against allocations in agency MBS and securitized assets. The use of derivatives did not materially impact Fund performance for the period.
The Fund’s cash position averaged 8.3% for the period. Cash holdings did not have a material impact on performance.
Describe portfolio positioning at period end.
Within CMBS, the Fund continued to favor SASB deals where it is possible to carefully evaluate the collateral given the bifurcation of performance across property types in the current environment. Additionally, the Fund continued to favor holdings at the top part of the capital stack. Within agency MBS, the Fund favored TBAs on the basis of attractive carry and valuations. Allocations within non-agency MBS were across a variety of subsectors including single family rentals, non-performing/re-performing mortgages, and non-qualifying mortgages.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2024 (continued)

Fund Summary
BlackRock U.S. Mortgage Portfolio
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio
(the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Performance
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments for financial reporting purpose in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 5.71% 5.54% 2.18% N/A 0.60% N/A 1.71% N/A
Investor A ........................... 5.24 5.05 1.92 (2.15)% 0.36 (0.45)% 1.46 1.05%
Investor C ........................... 4.70 4.51 1.16 0.20 (0.38) (0.38) 0.85 0.85
Bloomberg U.S. Mortgage-Backed Securities
Index .............................. — — (2.19) N/A (0.98) N/A 0.72 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor
Fund, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of April 30, 2024 (continued)
2024
BlackRock Annual Report to Shareholders

BlackRock U.S. Mortgage Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,071.00 $ 2.21 $ 1,000.00 $ 1,022.73 $ 2.16 0.43%
Investor A ................................ 1,000.00 1,069.80 3.55 1,000.00 1,021.43 3.47 0.69
Investor C ................................ 1,000.00 1,065.80 7.40 1,000.00 1,017.70 7.22 1.44
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 52.0%
Non-Agency Mortgage-Backed Securities .................. 36.1
Asset-Backed Securities .............................. 11.8
Corporate Bonds ................................... 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 66.4%
AA/Aa ......................................... 2.3
A ............................................. 1.2
BBB/Baa ....................................... 1.3
BB/Ba ......................................... 0.9
B ............................................ 0.7
CCC/Caa ....................................... 2.0
CC/Ca ......................................... 3.0
C ............................................ 1.8
D ............................................ 0.0
(d)
NR ........................................... 20.4
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at  NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2024
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 8.11%, 09/25/60
(a) (b)
.......... USD 930 $ 926,698
Ajax Mortgage Loan Trust
Series 2020-C,  0.00%, 09/25/60
(c) (d)
..... 5 5,248
Series 2020-C, Class C, 0.00%, 09/27/60
(b)
6 1,546
Series 2020-D,  0.00%, 06/25/60
(c) (d)
..... 8 7,727
Series 2021-E, Class B3, 3.86%,
12/25/60
(b) (e)
................... 380 123,176
Series 2021-E, Class XS, 0.00%,
12/25/60
(b) (e)
................... 5,167 202,060
Series 2021-F, Class A, 1.87%, 06/25/61
(a) (b)
2,154 2,015,073
Series 2021-F, Class B, 3.75%, 06/25/61
(a) (b)
216 209,922
Series 2021-F, Class C, 0.00%, 06/25/61
(b)
. 400 261,690
Series 2021-G, Class A, 1.87%, 06/25/61
(b) (e)
1,497 1,400,735
Series 2021-G, Class B, 3.75%, 06/25/61
(b) (e)
256 248,348
Series 2021-G, Class C, 0.00%, 06/25/61
(b)
461 421,402
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 850 812,429
Series 2023-SFR2, Class F1, 3.95%,
06/17/40
(f)
.................... 600 495,036
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.11% Floor +
2.11%), 7.43%, 08/17/41
(b) (e)
.......... 552 551,573
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
1.00%, 05/17/41
(b) (e)
................ 470 468,825
AREIT Trust
(b)(e)
Series 2021-CRE5, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.51%, 11/17/38 ................ 465 460,688
Series 2022-CRE6, Class A, (SOFR 30 day
Average at 1.25% Floor + 1.25%), 6.58%,
01/20/37 ..................... 581 576,064
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.43%,
05/28/39
(b) (e)
..................... 1,702 1,339,194
BDS Ltd., Series 2021-FL9, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.50%, 11/16/38
(b) (e)
................ 550 543,942
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.95%, 10/25/36 ................ 1,200 1,077,726
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.75%, 03/25/37 ................ 835 724,843
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 03/25/37 ................ 491 446,069
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 6.83%, 02/15/37
(b) (e)
.......... 724 719,322
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
5.93%, 02/25/37
(e)
................. 1,842 1,362,065
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 7.16%,
05/25/32
(e)
...................... 1,015 972,045
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.77%, 07/25/37
(b) (e)
................ USD 1,465 $ 934,736
CWABS Asset-Backed Certificates Trust
(e)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 5.88%,
03/25/37 ..................... 1,544 1,167,356
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.23% Floor + 0.34%), 5.78%,
05/25/47 ..................... 2,141 1,718,422
Series 2007-BC3, Class 1A, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.61%, 11/25/47 ................ 606 567,043
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 6.33%,
11/25/34
(e)
...................... 8 7,344
Dryden XXVIII Senior Loan Fund, Series
2013-28A, Class A1LR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.77%,
08/15/30
(b) (e)
..................... 850 850,350
FS Rialto Issuer LLC
(b)(e)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.90%,
08/17/37 ..................... 350 351,380
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.22%,
10/19/39 ..................... 540 538,650
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36%
Floor + 0.47%), 5.79%, 03/25/36
(e)
...... 97 28,482
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
........... 1,826 1,548,838
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.77%, 02/17/39
(b) (e)
................ 2,950 2,923,338
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(b) (e)
.......... 931 878,627
Long Beach Mortgage Loan Trust
(e)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.03%,
02/25/36 ..................... 631 511,689
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.75%,
08/25/36 ..................... 1,565 606,988
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
7.06%, 03/19/39
(b) (e)
................ 318 317,304
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.73%,
07/25/36
(e)
...................... 408 159,949
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
............... 38 32,883
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
... 2,739 2,388,803
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
..... 958 777,592
Progress Residential Trust
(b)
Series 2020-SFR3, Class G, 4.11%,
10/17/27 ..................... 2,750 2,604,913
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 1,469 1,275,123

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SFR11, Class F, 4.42%,
01/17/39 ..................... USD 2,000 $ 1,721,929
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ..................... 2,500 2,136,781
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ..................... 925 889,886
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 5.91%, 11/25/36
(e)
. 1,155 905,879
Securitized Asset-Backed Receivables LLC
Trust, Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor + 0.65%),
5.97%, 02/25/37
(e)
................. 1,931 811,929
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(1-mo. CME Term SOFR at 0.23% Floor +
0.34%), 5.66%, 01/25/37
(b) (e)
.......... 1,117 633,153
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
...... 1,050 1,002,290
Washington Mutual Asset-Backed Certificates
Trust
(e)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.26% Floor + 0.26%),
5.58%, 01/25/37 ................ 1,188 538,456
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.10% Floor + 0.21%),
5.53%, 02/25/37 ................ 2,890 798,560
Washington Mutual Mortgage Pass-Through
Certificates Trust, Series 2007-HE2, Class
2A3, (1-mo. CME Term SOFR at 0.36%
Floor + 0.36%), 5.68%, 04/25/37
(e)
...... 1,345 495,903
Total Asset-Backed Securities — 12 .4%
(Cost: $ 49,111,867 ) ............................... 46,498,022
Corporate Bonds
Financial Services — 0.1%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 427 438,062
Total Corporate Bonds — 0 .1%
(Cost: $ 427,576 ) ................................. 438,062
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 13.7%
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ..................... 1,111 574,565
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 5.50%, 01/25/36
(e)
..... 1,781 891,480
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 5.77%, 02/25/37
(e)
..... 1,483 586,145
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ..................... 1,967 785,653
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,708 631,190
Series 2007-19, Class 1A34, 6.00%,
08/25/37 ..................... 755 355,803
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.68%, 10/25/35
(e)
......... 71 64,922
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
.................... 2,035 1,933,702
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
.................... 177 160,648
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ..................... USD 385 $ 440,129
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.79%, 07/26/37
(b) (e)
................ 1,307 1,123,292
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%), 5.75%,
01/25/47
(e)
...................... 571 453,029
CFMT LLC, Series 2023-HB11, Class M2,
4.00%, 02/25/37
(b) (e)
................ 1,250 1,082,707
Chase Mortgage Finance Trust, Series 2007-
S2, Class 1A9, 6.00%, 03/25/37 ........ 1,736 930,588
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 .................. 1,919 705,237
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 19 17,621
Series 2006-21, Class A11, 5.75%, 02/25/37 1,158 487,529
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.05%, 04/25/46
(e)
......... 1,242 369,313
Series 2007-8, Class 1A4, 6.00%, 01/25/38 321 137,522
Citigroup Mortgage Loan Trust
(e)
Series 2004-UST1, Class A4, 6.10%,
08/25/34 ..................... 385 355,949
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
1,112 998,506
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 .... 489 426,495
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ..................... 605 596,907
Series 2015-6R, Class 5A2, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.61%, 03/27/36
(e)
............... 1,445 1,053,536
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(e)
.................... 1,001 956,814
GSMPS Mortgage Loan Trust, Series 2005-
RP2, Class 1AF, (1-mo. CME Term SOFR at
0.35% Floor + 0.46%), 5.78%, 03/25/35
(b) (e)
797 723,116
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 .......... 556 482,806
Homeward Opportunities Fund I Trust
(b)(e)
Series 2020-2, Class B1, 5.45%, 05/25/65 . 1,985 1,872,657
Series 2020-2, Class M1, 3.90%, 05/25/65 . 2,625 2,400,363
Impac Secured Assets Trust, Series 2006-1,
Class 1A2B, (1-mo. CME Term SOFR at
0.40% Floor and 11.50% Cap + 0.51%),
5.83%, 05/25/36
(e)
................. 856 655,527
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 .... 742 507,975
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (1-mo. CME Term
SOFR at 0.24% Floor + 0.35%), 5.67%,
07/25/36
(e)
...................... 554 532,385
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 7.33%, 09/25/47
(e)
........... 903 1,152,787
MCM Trust
(d)
Series 2018-NPL2,  3.00%, 08/25/28
(b)
... 495 475,529
Series 2021-VFN1,  3.00%, 09/25/31 .... 405 265,508
MFA Trust, Series 2022-NQM1, Class M1,
4.26%, 12/25/66
(b) (e)
................ 500 412,543
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.87%, 11/25/59
(b) (e)
. 2,500 1,685,592
PRET LLC, Series 2024-NPL2, Class A1,
7.02%, 02/25/54
(a) (b)
................ 965 956,893

Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(a) (b)
..................... USD 1,457 $ 1,423,231
RALI Trust
(e)
Series 2005-QA4, Class A11, 4.79%,
04/25/35 ..................... 2,112 860,802
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 5.98%, 01/25/37 ...... 930 655,070
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.83%, 09/25/35
(b) (e)
................ 130 108,325
Residential Asset Securitization Trust
(e)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 5.98%, 07/25/36 ...... 2,608 488,338
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 5.68%, 07/25/36 ...... 571 99,019
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 10.55%, 07/25/36 .... 459 342,223
RFMSI Trust
(e)
Series 2005-SA3, Class 1A, 4.13%,
08/25/35 ..................... 1,593 683,160
Series 2006-SA2, Class 2A1, 5.44%,
08/25/36 ..................... 97 66,718
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b) (d) (e)
........ 925 656,611
Seasoned Loans Structured Transaction Trust
(b)
(e)
Series 2020-2, Class M1, 4.75%, 09/25/60 . 2,449 2,339,162
Series 2020-3, Class M1, 4.75%, 04/26/60 . 2,531 2,450,415
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(e)
.................... 2,764 2,567,208
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
.................... 1,215 1,119,339
TVC Mortgage Trust, Series 2023-RTL1, Class
A1, 8.25%, 11/25/27
(a) (b)
............. 395 393,878
Verus Securitization Trust
(b)(e)
Series 2020-INV1, Class B1, 5.75%,
03/25/60 ..................... 1,100 1,057,734
Series 2023-INV1, Class M1, 7.59%,
02/25/68 ..................... 1,200 1,201,060
Washington Mutual Mortgage Pass-Through
Certificates Trust, Series 2007-OA5,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 1.25%
Floor + 0.80%), 5.89%, 06/25/47
(e)
...... 1,606 1,248,075
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 1,134 924,202
Series 2005-9, Class 5A1, 5.50%, 11/25/35 1,047 773,721
Series 2006-2, Class 2CB, 6.50%, 03/25/36 696 432,231
Series 2006-2, Class 3CB, 6.00%, 03/25/36 1,047 752,751
Series 2006-6, Class 3CB1, 7.00%,
08/25/36 ..................... 2,792 1,070,870
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.94%, 10/25/46
(e)
......... 104 84,785
Series 2007-5, Class A3, 7.00%, 06/25/37 . 203 149,064
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Western Alliance Bank
(b)(e)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 8.48%,
07/25/59 ..................... USD 463 $ 478,777
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 9.03%,
07/25/59 ..................... 662 678,767
51,348,499
Commercial Mortgage-Backed Securities — 23.6%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 355,098
2023-MIC Trust, Series 2023-MIC, Class A,
8.73%, 12/05/38
(b) (e)
................ 240 253,795
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.74%, 09/15/34
(b) (e)
237 213,330
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor +
3.21%), 8.54%, 04/15/34
(b) (e)
.......... 276 177,727
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
...................... 750 480,210
Ashford Hospitality Trust
(b)(e)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
7.59%, 04/15/35 ................ 280 274,102
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
8.59%, 04/15/35 ................ 229 223,589
BAMLL Commercial Mortgage Securities Trust
(b)
(e)
Series 2018-DSNY, Class A, (1-mo. CME
Term SOFR at 1.10% Floor + 1.15%),
6.47%, 09/15/34 ................ 529 528,670
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.32%, 09/15/34 ................ 160 160,044
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 730 584,335
Series 2021-BN38, Class A5, 2.52%,
12/15/64 ..................... 1,700 1,368,795
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 470 478,672
Bayview Commercial Asset Trust
(b)(e)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.88%,
10/25/36 ..................... 623 595,550
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.23% Floor + 0.46%), 5.78%,
12/25/36 ..................... 553 526,218
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.24%, 03/15/37
(b) (e)
.............. 296 281,200
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.49%, 03/15/37
(b) (e)
.............. 150 138,375
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,600,602
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(e)
.................... 650 667,594
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 1,810 1,828,457
Benchmark Mortgage Trust, Series 2018-B5,
Class A4, 4.21%, 07/15/51 ........... 550 518,690

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(b) (e)
................ USD 120 $ 9,000
BHMS, Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor + 2.20%),
7.52%, 07/15/35
(b) (e)
................ 269 264,936
BPR Trust
(b)(e)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 6.49%,
09/15/38 ..................... 1,000 992,812
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 9.04%,
09/15/38 ..................... 750 740,625
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 8.32%,
05/15/39 ..................... 370 373,833
BSST Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.19%, 04/15/36
(b) (e)
..... 666 658,955
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(e)
.................... 683 585,403
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,156,955
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38
(e)
............... 132 131,852
Series 2021-VINO, Class A, (1-mo. CME
Term SOFR at 0.77% Floor + 0.77%),
6.09%, 05/15/38
(e)
............... 707 701,674
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.24%, 05/15/38
(e)
............... 126 124,826
Series 2021-VOLT, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.14%, 09/15/36
(e)
............... 752 744,480
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 6.12%,
10/15/38
(e)
.................... 2,556 2,532,014
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.21%, 06/15/27
(e)
............... 260 261,300
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 6.33%,
02/15/39
(e)
.................... 1,427 1,420,340
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 6.63%,
02/15/39
(e)
.................... 1,236 1,223,444
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.08%,
12/09/40
(e)
.................... 945 950,906
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.76%,
02/15/39
(e)
.................... 590 590,175
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 9.06%,
02/15/39
(e)
.................... 284 284,506
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.76%,
02/15/39
(e)
.................... 915 915,000
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 8.46%,
02/15/39
(e)
.................... 256 256,000
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 826 719,700
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-OC11, Class E, 4.08%,
12/09/41
(e)
.................... USD 71 $ 59,479
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.33%, 10/15/36
(e)
............... 400 395,000
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.58%, 10/15/36
(e)
............... 128 123,040
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36
(e)
............... 705 701,034
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.14%, 01/15/34
(e)
............... 383 380,257
Series 2021-MFM1, Class G, (1-mo. CME
Term SOFR at 3.90% Floor + 4.01%),
9.34%, 01/15/34
(e)
............... 134 131,365
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.34%, 06/15/36
(e)
............... 275 258,859
Series 2021-VIEW, Class F, (1-mo. CME
Term SOFR at 3.93% Floor + 4.04%),
9.37%, 06/15/36
(e)
............... 350 310,612
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39
(e)
............... 168 168,047
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.98%, 08/15/41
(e)
............... 690 692,390
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.38%, 08/15/43
(e)
............... 296 296,554
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 6.81%,
04/15/37
(e)
.................... 104 103,660
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.32%, 01/15/39
(e)
............... 880 873,950
Series 2022-VAMF, Class F, (1-mo. CME
Term SOFR at 3.30% Floor + 3.30%),
8.62%, 01/15/39
(e)
............... 450 419,587
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.01%, 05/15/38
(e)
............... 360 363,600
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
8.66%, 05/15/38
(e)
............... 440 442,750
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.96%, 02/15/41
(e)
... 735 735,456
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.76%, 04/15/29
(e)
............... 1,000 998,750
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
9.01%, 04/15/29
(e)
............... 295 294,631
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.76%,
03/15/41
(e)
.................... 438 436,363
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 10.71%,
03/15/41
(e)
.................... 146 145,992
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(b) (e)
..................... 540 356,816
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ..... 600 565,970

Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
...................... USD 336 $ 283,550
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 6.01%, 10/12/40
(b) (e)
. 435 432,770
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term
SOFR at 3.34% Floor + 3.34%), 8.66%,
08/15/36
(b) (e)
..................... 250 249,062
Cold Storage Trust
(b)(e)
Series 2020-ICE5, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.33%, 11/15/37 ................ 688 686,588
Series 2020-ICE5, Class F, (1-mo. CME
Term SOFR at 3.49% Floor + 3.61%),
8.93%, 11/15/37 ................ 703 701,301
Commercial Mortgage Trust
Series 2015-CR25, Class A3, 3.51%,
08/10/48 ..................... 469 458,260
Series 2015-CR25, Class C, 4.67%,
08/10/48
(e)
.................... 255 243,816
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 605 593,305
Series 2015-LC19, Class B, 3.83%,
02/10/48
(e)
.................... 806 758,614
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
.................... 1,580 1,453,916
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class C, 4.24%, 06/15/52
(e)
... 251 207,528
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME
Term SOFR at 6.16% Floor + 6.52%),
11.84%, 10/15/37
(e)
.............. 600 528,974
Series 2020-NET, Class C, 3.53%, 08/15/37 100 92,974
Series 2021-980M, Class E, 3.65%,
07/15/31
(e)
.................... 365 320,589
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38
(e)
............... 300 295,969
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.46%, 09/09/24
(e)
............... 380 382,319
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.62%, 05/15/35
(b) (e)
..... 210 205,906
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 7.04%, 04/15/37
(b) (e)
..... 360 359,103
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/28
(b) (e)
..................... 365 360,924
DK Trust
(b)(e)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
6.82%, 03/15/34 ................ 590 589,263
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
9.32%, 03/15/34 ................ 439 438,724
Extended Stay America Trust
(b)(e)
Series 2021-ESH, Class A, (1-mo. CME
Term SOFR at 1.08% Floor + 1.19%),
6.52%, 07/15/38 ................ 719 717,707
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.29%, 07/15/38 ................ 366 365,244
Series 2021-ESH, Class F, (1-mo. CME
Term SOFR at 3.70% Floor + 3.81%),
9.14%, 07/15/38 ................ 740 738,708
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust
(b)(e)
Series 2019-WOLF, Class A, (1-mo. CME
Term SOFR at 1.12% Floor + 1.35%),
6.67%, 12/15/36 ................ USD 179 $ 178,694
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.99%, 05/15/41 . 565 563,588
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
6.86%, 03/15/39 ................ 540 539,662
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 335 327,756
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(e)
.................... 700 689,851
GS Mortgage Securities Corp. Trust
(b)(e)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 8.99%,
10/15/36 ..................... 300 286,031
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
6.84%, 12/15/36 ................ 870 859,941
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.01%, 11/15/27 ................ 367 367,097
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.11%, 03/15/28 ................ 520 520,650
Hawaii Hotel Trust, Series 2019-MAUI, Class A,
(1-mo. CME Term SOFR at 1.15% Floor +
1.20%), 6.52%, 05/15/38
(b) (e)
.......... 250 249,375
Hilton USA Trust, Series 2016-HHV, Class C,
4.33%, 11/05/38
(b) (e)
................ 519 487,835
HONO Mortgage Trust
(b)(e)
Series 2021-LULU, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.59%, 10/15/36 ................ 772 744,499
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.79%, 10/15/36 ................ 590 552,114
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.84%, 10/15/36 ................ 410 377,870
HTL Commercial Mortgage Trust
(b)(e)
Series 2024-T53, Class A, 5.88%, 05/10/39 180 178,389
Series 2024-T53, Class E, 10.26%, 05/10/39 365 362,358
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(b) (e)
..... 208 169,405
IMT Trust, Series 2017-APTS, Class BFX,
3.61%, 06/15/34
(b) (e)
................ 1,250 1,242,202
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)(e)
Series 2016-NINE, Class A, 2.95%, 09/06/38 640 593,021
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 654 595,434
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.49%, 04/15/38 ................ 576 574,946
Series 2021-MHC, Class E, (1-mo. CME
Term SOFR at 2.45% Floor + 2.56%),
8.14%, 04/15/38 ................ 300 297,750
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.87%),
8.19%, 12/15/36 ................ 532 533,137
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.50%, 09/15/39 ................ 539 539,502

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-OPO, Class D, 3.56%, 01/05/39 USD 350 $ 253,750
KSL Commercial Mortgage Trust, Series 2023-
HT, Class A, (1-mo. CME Term SOFR at
2.29% Floor + 2.29%), 7.61%, 12/15/36
(b) (e)
895 899,195
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.83%, 06/25/37
(b) (e)
.......... 632 623,340
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 03/15/38
(b) (e)
.......... 164 158,411
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.01%, 08/15/40
(b) (e)
................ 128 129,511
MCR Mortgage Trust
(b)(e)
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.08%,
02/15/37 ..................... 621 620,721
Series 2024-HTL, Class E, (1-mo. CME
Term SOFR at 4.65% Floor + 4.65%),
9.98%, 02/15/37 ................ 284 283,645
Med Trust
(b)(e)
Series 2021-MDLN, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
6.39%, 11/15/38 ................ 554 551,914
Series 2021-MDLN, Class E, (1-mo. CME
Term SOFR at 3.15% Floor + 3.26%),
8.59%, 11/15/38 ................ 146 145,566
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.44%, 11/15/38 ................ 141 140,969
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.69%, 11/15/38 ............... 244 243,220
MF1 Multifamily Housing Mortgage Loan Trust
(b)
(e)
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%),
6.39%, 12/15/34 ................ 470 467,650
Series 2021-W10, Class G, (1-mo. CME
Term SOFR at 4.22% Floor + 4.22%),
9.54%, 12/15/34 ................ 300 282,294
MFT Trust, Series 2020-ABC, Class C, 3.59%,
02/10/42
(b) (e)
..................... 192 114,059
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.24%, 04/15/38
(b) (e)
882 876,149
MHP 2022-MHIL, Series 2022-MHIL, Class A,
(1-mo. CME Term SOFR at 0.82% Floor +
0.81%), 6.14%, 01/15/27
(b) (e)
.......... 893 885,285
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 628 639,495
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
.................... 595 518,580
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
.................... 555 438,383
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,723,665
Series 2018-MP, Class A, 4.42%,
07/11/40
(b) (e)
................... 150 129,382
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.20%),
6.52%, 07/15/35
(b) (e)
.............. 595 593,884
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
460 340,962
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 1,072 889,552
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... USD 415 $ 354,552
One New York Plaza Trust
(b)(e)
Series 2020-1NYP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
6.39%, 01/15/36 ................ 185 178,987
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
6.69%, 01/15/36 ................ 100 94,000
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.41%, 10/15/28
(b) (e)
................ 712 720,271
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (1-mo. CME Term
SOFR at 6.00% Floor + 6.11%), 11.44%,
07/15/38
(b) (e)
..................... 300 52,276
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 7.04%, 04/15/41
(b) (e)
.......... 400 399,374
SHER Trust, Series 2024-DAL, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
6.97%, 04/15/29
(b) (e)
................ 450 448,875
SMRT, Series 2022-MINI, Class A, (1-mo.
CME Term SOFR at 1.00% Floor + 1.00%),
6.32%, 01/15/39
(b) (e)
................ 566 559,986
SREIT Trust
(b)(e)
Series 2021-MFP, Class A, (1-mo. CME
Term SOFR at 0.73% Floor + 0.85%),
6.17%, 11/15/38 ................ 574 570,171
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%), 8.06%,
11/15/38 ..................... 718 709,573
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
6.26%, 11/15/36 ................ 1,255 1,244,803
STWD Trust, Series 2021-FLWR, Class A,
(1-mo. CME Term SOFR at 0.58% Floor +
0.69%), 6.01%, 07/15/36
(b) (e)
.......... 1,243 1,230,570
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(b) (e)
................ 500 502,812
TPGI Trust, Series 2021-DGWD, Class E,
(1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 06/15/26
(b) (e)
.......... 740 738,150
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
6.29%, 03/15/38
(b) (e)
................ 714 709,615
Velocity Commercial Capital Loan Trust
(b)(e)
Series 2019-3, Class M4, 3.68%, 10/25/49 . 1,181 1,015,561
Series 2019-3, Class M6, 6.03%, 10/25/49 . 1,238 983,670
Series 2020-1, Class M4, 3.54%, 02/25/50 . 600 482,001
Series 2021-4, Class M5, 5.68%, 12/26/51 . 1,970 1,445,091
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ..................... 408 397,372
Series 2015-C30, Class B, 4.40%,
09/15/58
(e)
.................... 500 480,426
Series 2016-C32, Class B, 4.89%,
01/15/59
(e)
.................... 500 474,004
Series 2018-1745, Class A, 3.87%,
06/15/36
(b) (e)
................... 1,990 1,710,252
Series 2018-AUS, Class A, 4.19%,
08/17/36
(b) (e)
................... 620 564,818

Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.11%,
11/15/27
(b) (e)
..................... USD 660 $ 663,300
88,124,264
Interest Only Collateralized Mortgage Obligations — 0.1%
(e)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00%
Floor and 6.60% Cap + 6.49%), 1.17%,
02/25/37 ....................... 742 95,322
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.70% Cap + 6.59%),
1.27%, 05/25/37 .................. 3,851 371,955
467,277
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(e)
BANK, Series 2017-BNK9, Class XA, 0.90%,
11/15/54 ........................ 3,381 72,711
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.73%, 04/15/53 2,977 173,932
Series 2020-C7, Class XB, 1.10%, 04/15/53 1,000 51,348
Series 2023-C20, Class XA, 1.07%,
07/15/56 ..................... 11,994 640,279
Benchmark Mortgage Trust
Series 2020-B17, Class XB, (1-mo. LIBOR
USD at 0.00% Floor + 0.00%), 0.65%,
03/15/53 ..................... 15,395 344,127
Series 2023-V3, Class XA, 1.05%, 07/15/56 19,994 596,708
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
... 3,975 171,009
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.67%,
11/15/51 ..................... 1,041 19,754
Series 2019-C16, Class XA, 1.70%,
06/15/52 ..................... 3,872 231,853
MIRA Trust, Series 2023-MILE, Class X, 0.25%,
06/10/38
(b)
...................... 28,000 102,771
ORL Trust, Series 2023-GLKS, Class XCP,
0.50%, 10/19/36
(b)
................. 115,920 254,839
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.58%, 10/15/52 ....... 3,117 186,130
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.30%, 11/15/50 .... 3,572 115,483
2,960,944
Total Non-Agency Mortgage-Backed Securities — 38 .2%
(Cost: $ 150,518,990 ) .............................. 142,900,984
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. , Series
4161 , Class BW , 2.50% , 02/15/43 ...... 200 164,005
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2411 , Class FJ , (SOFR
30 day Average at 0.35% Floor and 9.00%
Cap + 0.46%), 5.79% , 12/15/29
(e)
....... 2 1,630
Federal National Mortgage Association
Series 2010-134 , Class KZ , 4.50% , 12/25/40 108 92,635
Series 2010-141 , Class LZ , 4.50% , 12/25/40 222 198,530
Series 2011-131 , Class LZ , 4.50% , 12/25/41 153 134,600
Federal National Mortgage Association Variable
Rate Notes , Series 2018-32 , Class PS ,
(SOFR 30 day Average at 0.00% Floor and
7.23% Cap + 7.10%), 0.88% , 05/25/48
(e)
.. 155 123,035
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association ,
Series 2019-29 , Class HY , 3.50% , 03/20/49 USD 100 $ 75,998
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.63% , 07/20/39
(e)
.............. 140 141,626
932,059
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28
(b) (e)
................ 288 243,614
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 . 159 142,321
385,935
Interest Only Collateralized Mortgage Obligations — 5.0%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 71 2,641
Series 5159 , Class PI , 3.00% , 11/25/51 ... 843 123,566
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(e)
Series 4119 , Class SC , (SOFR 30 day
Average at 0.00% Floor and 6.15% Cap +
6.04%), 0.71% , 10/15/42 .......... 610 49,881
Series 4901 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.66% , 07/25/49 .......... 435 32,556
Series 4941 , Class SH , (SOFR 30 day
Average at 0.00% Floor and 5.95% Cap +
5.84%), 0.51% , 12/25/49 .......... 416 31,121
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 444 50,962
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 196 38,660
Series 2017-68 , Class IE , 4.50% , 09/25/47 565 99,506
Series 2020-32 , Class PI , 4.00% , 05/25/50 5,101 1,073,830
Series 2021-23 , Class CI , 3.50% , 07/25/46 578 101,640
Series 2021-41 , 3.50% , 07/25/51 ....... 690 121,496
Series 2024-7 , Class IA , 3.50% , 11/25/49 . 24,689 3,098,026
Federal National Mortgage Association Variable
Rate Notes
(e)
Series 2016-60 , Class SD , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.66% , 09/25/46 .......... 830 38,608
Series 2016-78 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 0.66% , 05/25/39 .......... 1,057 49,205
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 17,643 2,771,916
Series 2021-64 , Class IH , 3.00% , 02/20/51 19,389 2,969,638
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 21,130 3,330,233
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,007 161,002
Series 2022-88 , Class IA , 3.00% , 08/20/50 28,368 4,493,452
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 0.00% Floor
and 6.20% Cap + 6.09%), 0.77% , 07/20/47
(e)
371 34,491
18,672,430
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(e)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110 , Class X1 , 1.81% , 04/25/30 .. 5,303 402,551
Series KPLB2 , Class X , 0.44% , 06/25/33 .. 16,982 364,427

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.85% , 06/16/58 ...... USD 6,985 $ 296,728
Series 2020-43 , 1.26% , 11/16/61 ....... 2,103 155,723
1,219,429
Mortgage-Backed Securities — 48.8%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ........... 461 429,849
3.00% , 09/01/27 - 12/01/46 ........... 295 263,592
3.50% , 12/01/41 - 01/01/48 ........... 1,045 934,914
4.00% , 08/01/40 - 12/01/45 ........... 312 287,240
4.50% , 07/01/26 - 09/01/48 ........... 431 409,055
5.00% , 05/01/35 - 02/01/42 ........... 563 547,417
5.50% , 02/01/35 - 06/01/41 ........... 301 299,901
6.00% , 08/01/28 - 11/01/39 ........... 11 11,021
Federal National Mortgage Association
3.50% , 11/01/46 .................. 307 274,276
4.00% , 01/01/41 .................. 26 23,598
6.00% , 07/01/39 .................. 230 230,629
Federal National Mortgage Association Variable
Rate Notes
(e)
3.07% , 09/01/27 .................. 159 149,678
3.22% , 03/01/27 .................. 485 460,888
Government National Mortgage Association
2.00% , 05/15/54
(g)
................. 6,013 4,730,830
2.50% , 05/15/54
(g)
................. 6,080 4,983,708
3.00% , 02/15/45 - 01/20/51 ........... 656 560,484
3.50% , 01/15/42 - 10/20/46 ........... 794 713,018
3.50% , 05/15/54
(g)
................. 2,498 2,200,199
4.00% , 04/20/39 - 06/20/50 ........... 2,484 2,278,030
4.50% , 09/20/39 - 04/20/47 ........... 1,410 1,345,335
5.00% , 12/15/34 - 07/20/44 ........... 964 946,122
5.50% , 07/15/38 - 12/20/41 ........... 328 331,024
6.50% , 10/15/38 - 02/20/41 ........... 105 107,904
Uniform Mortgage-Backed Securities
1.50% , 05/25/39 - 05/25/54
(g)
.......... 8,437 6,541,799
2.00% , 10/01/31 - 03/01/32 ........... 403 365,615
2.00% , 05/25/39 - 05/25/54
(g)
.......... 24,410 18,732,388
2.50% , 04/01/30 - 03/01/32 ........... 754 700,761
2.50% , 05/25/39 - 05/25/54
(g)
.......... 24,981 19,908,286
3.00% , 04/01/28 - 08/01/50 ........... 1,943 1,768,391
3.00% , 05/25/54
(g)
................. 11,620 9,593,336
3.50% , 11/01/27 - 06/01/52 ........... 6,976 6,077,489
3.50% , 05/25/54
(g)
................. 12,068 10,400,584
4.00% , 08/01/31 - 05/01/52 ........... 5,100 4,648,882
4.00% , 05/25/54
(g)
................. 5,178 4,631,073
4.50% , 07/01/24 - 07/01/53 ........... 18,231 16,876,351
4.50% , 05/25/54
(g)
................. 3,082 2,839,799
5.00% , 06/01/26 - 02/01/54 ........... 21,091 20,076,953
5.50% , 05/01/34 - 03/01/53 ........... 11,661 11,435,517
6.00% , 12/01/32 - 09/01/40 ........... 296 299,407
6.50% , 09/01/36 - 02/01/54
(h)
.......... 14,907 15,091,937
7.00% , 02/01/54 .................. 9,912 10,151,575
182,658,855
Principal Only Collateralized Mortgage Obligations — 0.5%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53 .................. 2,162 1,735,767
Total U.S. Government Sponsored Agency Securities — 54 .9%
(Cost: $ 212,263,307 ) .............................. 205,604,475
Total Long-Term Investments — 105.6%
(Cost: $ 412,321,740 ) .............................. 395,441,543
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
Dreyfus Treasury Prime Cash Management
Institutional Shares , 5.21%
(i)
.......... 2,343,007 $ 2,343,007
Total Money Market Funds — 0 .6%
(Cost: $ 2,343,007 ) ............................... 2,343,007
Par (000)
Pa r (000)
U.S. Treasury Obligations — 14.7%
U.S. Treasury Bills , 5.26% , 05/14/24
(j)
...... USD 55,049 54,944,238
Total U.S. Treasury Obligations — 14 .7%
(Cost: $ 54,945,110 ) ............................... 54,944,238
Total Short-Term Securities — 15.3%
(Cost: $ 57,288,117 ) ............................... 57,287,245
Total Investments Before Options Written and TBA Sale
Commitments — 120 .9%
(Cost: $ 469,609,857 ) .............................. 452,728,788
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (312,180) ) .................... (192,555)
TBA Sale Commitments
(g)
Mortgage-Backed Securities — ( 2 .1 ) %
Government National Mortgage Association ,
6.00% , 05/15/54 .................. (5,160) (5,173,003)
Uniform Mortgage-Backed Securities ,
4.50% , 05/25/54 .................. (3,082) (2,839,799)
Total TBA Sale Commitments — ( 2 .1 ) %
(Proceeds: $ (8,026,350) ) ........................... (8,012,802)
Total Investments Net of Options Written and TBA Sale
Commitments — 118 .7%
(Cost: $ 461,271,327 ) .............................. 444,523,431
Liabilities in Excess of Other Assets — (18.7) % ............ (69,965,315)
Net Assets — 100.0% ...............................
$ 374,558,116

Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Zero-coupon bond.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Represents or includes a TBA transaction.
(h)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)
Annualized 7-day yield as of period end.
(j)
Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Ultra Bond ..................................................... 35 06/18/24 $ 4,188 $ (224,723)
U.S. Treasury 2-Year Note .................................................... 426 06/28/24 86,348 (624,161)
U.S. Treasury 5-Year Note .................................................... 537 06/28/24 56,268 (246,308)
(1,095,192)
Short Contracts
3-mo. SOFR ............................................................. 2 06/18/24 473 672
U.S. Treasury 10-Year Note ................................................... 303 06/18/24 32,563 379,749
U.S. Treasury 10-Year Ultra Note ............................................... 84 06/18/24 9,262 304,865
U.S. Treasury Long Bond ..................................................... 25 06/18/24 2,848 16,369
3-mo. SOFR ............................................................. 2 09/17/24 473 297
3-mo. SOFR ............................................................. 2 12/17/24 474 5,035
706,987
$ (388,205)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,150 $ (28,775)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,150 (31,848)
(60,623)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,150 (67,658)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,150 (64,274)
(131,932)
$ (192,555)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 159 $ 11,244 $ — $ 11,244
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (11,285) — (11,285)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 10,300 (199,784) — (199,784)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 47 9,929 — 9,929
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (10,100) — (10,100)
1-day SOFR Annual 3.80% Annual 02/07/34 USD 1,400 (62,647) — (62,647)
$ (262,643) $ — $ (262,643)

Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 533,458 $ 285,263 $ 248,195
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2 .00 % Monthly
Goldman Sachs
International 09/17/58 A USD 275 $ (15,651) $ (4,754) $ (10,897)
CMBX.NA.9.A ........ 2 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 275 (15,651) (4,828) (10,823)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 (378,067) (221,274) (156,793)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 903 (155,391) (35,951) (119,440)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (83,541) (89,318) 5,777
$ (648,301) $ (356,125) $ (292,176)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 21,173 $ (283,816) $ —
OTC Swaps ..................................................... 285,263 (356,125) 253,972 (297,953) —
Options Written ................................................... N/A N/A 119,625 — (192,555)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 706,987 $ — $ 706,987
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 21,173 — 21,173
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 539,235 — — — — 539,235
$ — $ 539,235 $ — $ — $ 728,160 $ — $ 1,267,395
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,095,192 $ — $ 1,095,192
Options written
(b)
Options written at value ..................... — — — — 192,555 — 192,555
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 283,816 — 283,816
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 654,078 — — — — 654,078
$ — $ 654,078 $ — $ — $ 1,571,563 $ — $ 2,225,641
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (118,436) $ — $ (118,436)
Options written ........................ — — — — 462,976 — 462,976
Swaps .............................. — 96,156 — — (711,019) — (614,863)
$ — $ 96,156 $ — $ — $ (366,479) $ — $ (270,323)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 153,291 $ — $ 153,291
Options written ........................ — — — — 130,027 — 130,027
Swaps .............................. — 81,491 — — (321,507) — (240,016)
$ — $ 81,491 $ — $ — $ (38,189) $ — $ 43,302
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 54,069,571
Average notional value of contracts — short ................................................................................. $ 58,178,377
Options
Average notional value of swaption contracts written ........................................................................... $ 26,025,000
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,100,000
Average notional value — sell protection ................................................................................... $ 4,231,750
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 206,279
Average notional value — receives fixed rate ................................................................................ $ 17,031,279

Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 231,385 $ 319,462
Options
(a)
......................................................................................... — 192,555
Swaps — centrally cleared .............................................................................. — 10,013
Swaps — OTC
(b)
..................................................................................... 539,235 654,078
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 770,620 $ 1,176,108
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(231,385) (329,475)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 539,235 $ 846,633
(a)
Includes forward settling swaptions.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
JPMorgan Securities LLC ........................... $ 533,458 $ — $ — $ (533,458) $ —
Morgan Stanley & Co. International plc .................. 5,777 (5,777) — — —
$ 539,235 $ (5,777) $ — $ (533,458) $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 96,122 $ — $ — $ — $ 96,122
Deutsche Bank AG ............................... 378,067 — — (378,067) —
Goldman Sachs International ........................ 267,475 — — (267,475) —
Morgan Stanley & Co. International plc .................. 104,969 (5,777) — (99,192) —
$ 846,633 $ (5,777) $ — $ (744,734) $ 96,122
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 46,485,047 $ 12,975 $ 46,498,022
Corporate Bonds ........................................ — 438,062 — 438,062
Non-Agency Mortgage-Backed Securities ........................ — 141,503,336 1,397,648 142,900,984
U.S. Government Sponsored Agency Securities .................... — 205,604,475 — 205,604,475
Short-Term Securities
Money Market Funds ...................................... 2,343,007 — — 2,343,007
U.S. Treasury Obligations ................................... — 54,944,238 — 54,944,238

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock U.S. Mortgage Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (8,012,802) $ — $ (8,012,802)
$ 2,343,007 $ 440,962,356 $ 1,410,623 $ 444,715,986
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 253,972 $ — $ 253,972
Interest rate contracts ....................................... 706,987 21,173 — 728,160
Liabilities
Credit contracts ........................................... — (297,953) — (297,953)
Interest rate contracts ....................................... (1,095,192) (476,371) — (1,571,563)
$ (388,205) $ (499,179) $ — $ (887,384)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
April 30, 2024

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 452,728,788
Cash ............................................................................................................. 5,028
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,042,000
Futures contracts .................................................................................................... 814,000
Centrally cleared swaps ................................................................................................ 197,150
Receivables: –
Investments sold .................................................................................................... 7,788,667
Swaps .......................................................................................................... 37
TBA sale commitments ................................................................................................ 8,026,350
Capital shares sold ................................................................................................... 561,533
Dividends — unaffiliated ............................................................................................... 9,825
Interest — unaffiliated ................................................................................................. 1,573,955
From the Manager ................................................................................................... 29,061
Variation margin on futures contracts ....................................................................................... 231,385
Swap premiums paid ................................................................................................... 285,263
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 253,972
Prepaid e xpenses ..................................................................................................... 39,844
Total a ssets .........................................................................................................
473,586,858
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 560,000
Options written, at value
(b)
................................................................................................ 192,555
TBA sale commitments, at value
(c)
........................................................................................... 8,012,802
Payables: –
Investments purchased ................................................................................................ 87,965,919
Capital shares redeemed ............................................................................................... 831,978
Income dividend distributions ............................................................................................ 95,161
Investment advisory fees .............................................................................................. 98,466
Trustees' and Officer's fees ............................................................................................. 4
Professional fees .................................................................................................... 57,445
Service and distribution fees ............................................................................................. 3,539
Variation margin on futures contracts ....................................................................................... 319,462
Variation margin on centrally cleared swaps .................................................................................. 10,013
Other accrued expenses ............................................................................................... 227,320
Swap premiums received ................................................................................................ 356,125
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 297,953
Total li abilities ........................................................................................................
99,028,742
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 374,558,116
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 422,638,956
Accumulated loss ..................................................................................................... (48,080,840)
NET ASSETS ........................................................................................................
$ 374,558,116
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 469,609,857
(b)
  Premiums received ........................................................................................... $ 312,180
(c)
  Proceeds received from TBA sale commitments ......................................................................... $ 8,026,350

Statement of Assets and Liabilities
(continued)
April 30, 2024
2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 359,472,441
Shares outstanding ..................................................................................................
41,545,399
Net asset value .....................................................................................................
$ 8.65
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 14,099,515
Shares outstanding ..................................................................................................
1,632,380
Net asset value .....................................................................................................
$ 8.64
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 986,160
Shares outstanding ..................................................................................................
114,151
Net asset value .....................................................................................................
$ 8.64
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
Year Ended April 30, 2024

Financial Statements
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 137,013
Interest — unaffiliated ................................................................................................. 16,683,558
Total investment income .................................................................................................
16,820,571
EXPENSES
Investment advisory .................................................................................................. 1,135,498
Transfer agent — class specific .......................................................................................... 288,710
Registration ....................................................................................................... 93,807
Professional ....................................................................................................... 84,977
Accounting services .................................................................................................. 64,486
Service and distribution — class specific .................................................................................... 53,093
Printing and postage ................................................................................................. 27,381
Custodian ......................................................................................................... 14,134
Trustees and Officer .................................................................................................. 4,811
Miscellaneous ...................................................................................................... 82,965
Total expenses excluding interest expense .....................................................................................
1,849,862
Interest expense .................................................................................................... 1,499
Total expenses .......................................................................................................
1,851,361
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (211,435)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (285,429)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,354,497
Net investment income ..................................................................................................
15,466,074
REALIZED AND UNREALIZED GAIN (LOSS) $ (11,416,692)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (8,477,469)
Futures contracts .................................................................................................. (118,436)
Options written ................................................................................................... 462,976
Swaps ......................................................................................................... (614,863)
A
(8,747,792)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (2,712,201)
Futures contracts .................................................................................................. 153,291
Options written ................................................................................................... 130,027
Swaps ......................................................................................................... (240,016)
A
(2,668,899)
Net realized and unrealized loss ............................................................................................
(11,416,691)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,049,383

Statements of Changes in Net Assets

2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 15,466,074  $ 10,277,376
Net realized loss .................................................................................. (8,747,792) (9,848,369)
Net change in unrealized appreciation (depreciation) .......................................................... (2,668,899) (1,894,409)
Net increase (decrease) in net assets resulting from operations ..................................................... 4,049,383  (1,465,402)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (14,247,700) (9,669,534)
Investor A ...................................................................................... (858,680) (739,871)
Investor C ...................................................................................... (46,570) (51,980)
Decrease in net assets resulting from distributions to shareholders ................................................... (15,152,950) (10,461,385)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 106,111,249  37,352,511
NET ASSETS
Total increase in net assets ............................................................................. 95,007,682  25,425,724
Beginning of year .................................................................................... 279,550,434  254,124,710
End of year ........................................................................................
$ 374,558,116  $ 279,550,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.56%, 0.45% and 0.45%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of year .............................
$ 8.93  $ 9.47  $ 10.46  $ 10.07  $ 10.04
Net investment income
(a)
...................................
0 .48  0 .36  0 .22  0 .27  0 .28
Net realized and unrealized gain (loss) ..........................
( 0 .29 ) ( 0 .55 ) ( 0 .97 ) 0 .43  0 .08
Net increase (decrease) from investment operations .................. 0.19  (0.19) (0.75) 0.70  0.36
Distributions from net investment income
(b)
...................... (0.47) (0.35) (0.24) (0.31) (0.33)
Net asset value, end of year ................................. $ 8.65  $ 8.93  $ 9.47  $ 10.46  $ 10.07
Total Return
(c)
Based on net asset value .................................... 2.18% (1.91)% (7.33)% 7.07% 3.61%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.63% 0.59% 0.58%
(e)
0.58% 0.81%
Total expenses after fees waived and/or reimbursed ..................
0.46% 0.45% 0.47%
(e)
0.45% 0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.46% 0.45% 0.47%
(e)
0.45% 0.45%
Net investment income .....................................
5.47% 3.94% 2.10% 2.65% 2.73%
Supplemental Data
Net assets, end of year (000) .................................. $ 359,472  $ 259,479  $ 227,622  $ 242,171  $ 221,437
Portfolio turnover rate
(f)
...................................... 361% 533% 937% 1,196% 1,334%
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
72% 140% 378% 654% 860%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.89%, 0.70% and 0.70%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of year .............................
$ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02
Net investment income
(a)
...................................
0 .45  0 .32  0 .19  0 .25  0 .25
Net realized and unrealized gain (loss) ..........................
( 0 .29 ) ( 0 .53 ) ( 0 .96 ) 0 .43  0 .09
Net increase (decrease) from investment operations .................. 0.16  (0.21) (0.77) 0.68  0.34
Distributions from net investment income
(b)
...................... (0.44) (0.33) (0.21) (0.29) (0.31)
Net asset value, end of year ................................. $ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Total Return
(c)
Based on net asset value .................................... 1.92% (2.16)% (7.49)% 6.81% 3.35%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.92% 0.92% 0.92%
(e)
0.90% 1.14%
Total expenses after fees waived and/or reimbursed ..................
0.71% 0.70% 0.72%
(e)
0.70% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
0.71% 0.70% 0.72%
(e)
0.70% 0.70%
Net investment income .....................................
5.18% 3.59% 1.86% 2.43% 2.50%
Supplemental Data
Net assets, end of year (000) .................................. $ 14,100  $ 18,940  $ 23,728  $ 25,047  $ 21,913
Portfolio turnover rate
(f)
...................................... 361% 533% 937% 1,196% 1,334%
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
72% 140% 378% 654% 860%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.45% and 1.45%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Net asset value, beginning of year .............................
$ 8.92  $ 9.46  $ 10.44  $ 10.05  $ 10.02
Net investment income
(a)
...................................
0 .39  0 .24  0 .12  0 .18  0 .18
Net realized and unrealized gain (loss) ..........................
( 0 .29 ) ( 0 .52 ) ( 0 .96 ) 0 .42  0 .08
Net increase (decrease) from investment operations .................. 0.10  (0.28) (0.84) 0.60  0.26
Distributions from net investment income
(b)
...................... (0.38) (0.26) (0.14) (0.21) (0.23)
Net asset value, end of year ................................. $ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Total Return
(c)
Based on net asset value .................................... 1.16% (2.89)% (8.18)% 6.01% 2.58%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.67% 1.69% 1.67%
(e)
1.66% 1.89%
Total expenses after fees waived and/or reimbursed ..................
1.46% 1.45% 1.47%
(e)
1.45% 1.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............................................
1.46% 1.45% 1.47%
(e)
1.45% 1.45%
Net investment income .....................................
4.45% 2.68% 1.12% 1.72% 1.75%
Supplemental Data
Net assets, end of year (000) .................................. $ 986  $ 1,132  $ 2,775  $ 4,177  $ 6,258
Portfolio turnover rate
(f)
...................................... 361% 533% 937% 1,196% 1,334%
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Portfolio turnover rate (excluding MDRs) ...........................................
72% 140% 378% 654% 860%
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Report to Shareholders

1. ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock U.S. Mortgage Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a
CDSC
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive

Notes to Financial Statements
(continued)

Notes to Financial Statements
the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended April 30, 2024, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.40%
$1 billion - $3 billion ..................................................................................................... 0.38
$3 billion - $5 billion ..................................................................................................... 0.36
$5 billion - $10 billion .................................................................................................... 0.35
Greater than $10 billion ................................................................................................... 0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Share Class
Service and
Distribution
Fees - Class
Specific
Investor A ........................................................................................................ $ 42,380
Investor C ........................................................................................................ 10,713
$ 53,093
Institutional ............................................................................................................. $ 412
Investor A .............................................................................................................. 11
$ 423
Institutional Investor A Investor C Total
Reimbursed Amount ................................................................. $ 5,595 $ 564 $ 132 $ 6,291

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

For the year ended April 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  April 30, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $422 .
For the year ended April 30, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. For the year ended April 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $211,435 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended April 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended April 30, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended April 30, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term securities, were $1,345,061,658 and $1,278,995,299, respectively.
For the year ended April 30, 2024, purchases and sales related to mortgage dollar rolls were $1,026,206,602 and $1,025,147,734, respectively.
Institutional Investor A Investor C Total
Transfer agent fees - class specific ....................................................... $ 265,801 $ 21,522 $ 1,387 $ 288,710
Investor C $ 7
Institutional Investor A Investor C
Expense Limitations ................................................................. 0.45% 0.70% 1.45%
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Manager - Class
Specific
Institutional ....................................................................................................... $ 262,651
Investor A ........................................................................................................ 21,401
Investor C ........................................................................................................ 1,377
$ 285,429

Notes to Financial Statements
(continued)

Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of April 30, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and the accounting for swap agreements.
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant
Fund Name
Year Ended
04/30/24
Year Ended
04/30/23
BlackRock U.S. Mortgage Portfolio
Ordinary income ........................................................................................... $ 15,152,950 $ 10,461,385
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock U.S. Mortgage Portfolio ........................................... $ 544,759 $ (30,515,745) $ (18,109,854) $ (48,080,840)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Mortgage Portfolio ..................................... $ 470,718,421 $ 4,673,087 $ (22,782,941) $ (18,109,854)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory

Notes to Financial Statements
(continued)

Notes to Financial Statements
fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/24
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Mortgage Portfolio
Institutional
Shares sold .............................................
22,346,841 $ 196,339,316 18,643,231 $ 164,373,933
Shares issued in reinvestment of distributions ........................
1,534,482 13,389,288 948,944 8,506,037
Shares redeemed .........................................
(11,378,373) (99,203,316) (14,573,216) (130,448,672)
12,502,950 $ 110,525,288 5,018,959 $ 42,431,298
Investor A
Shares sold and automatic conversion of shares .......................
473,339 $ 4,131,910 677,781 $ 5,987,452
Shares issued in reinvestment of distributions ........................
91,968 800,390 79,052 708,793
Shares redeemed .........................................
(1,056,553) (9,232,498) (1,141,726) (10,273,579)
(491,246) $ (4,300,198) (384,893) $ (3,577,334)
Investor C
Shares sold .............................................
38,052 $ 330,854 623 $ 5,833
Shares issued in reinvestment of distributions ........................
5,292 46,108 5,634 50,685
Shares redeemed and automatic conversion of shares ..................
(56,046) (490,803) (172,695) (1,557,971)
(12,702) $ (113,841) (166,438) $ (1,501,453)
11,999,002 $ 106,111,249 4,467,628 $ 37,352,511

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock U.S. Mortgage Portfolio and the Board of Trustees of Managed Account Series II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Mortgage Portfolio of Managed Account Series II (the “Fund”), including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April
30, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2024:
Fund Name Federal Obligation Interest
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 673,458
Fund Name Interest Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 15,523,141
Fund Name
Interest-Related
Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 15,423,506

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Managed Account Series II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock U.S. Mortgage Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30,
2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
68 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
70 RICs consisting of 104 Portfolios None
Cynthia L. Egan
(d)
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non-Executive Vice Chair
of the Board) (chemical
products)
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Chief Financial Officer, Intel Foundry since 2024; Vice Chairman,
Kioxia, Inc. since 2019; Chief Financial Officer, Xilinx, Inc. from
2016 to 2019; Corporate Controller, Xilinx, Inc. from 2008 to
2016.
68 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
68 RICs consisting of 102 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
68 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation); Vestis
Corporation (uniforms and
facilities services)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
70 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust
Arthur P. Steinmetz
(d)
1958
Trustee
(Since 2023)
Consultant, Posit PBC (enterprise data science) since 2020;
Director, ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds, Inc. from
2015, 2014 and 2013, respectively to 2019; Trustee, President and Principal Executive Officer of 104 OppenheimerFunds
funds from 2014 to 2019; Portfolio manager of various
OppenheimerFunds fixed income mutual funds from 1986 to
2014.to 1999.
70 RICs consisting of 104 Portfolios Trustee of 104
OppenheimerFunds funds
from 2014 to 2019

Trustee and Officer Information
(continued)
2024
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
R. Glenn Hubbard, 2004 and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows:
Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both "interested persons," as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
96 RICs consisting of 266 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
98 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP
Morgan from 2013 to 2019.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective December 31, 2023, Frank Fabozzi retired as Trustee of the Trust.
Effective January 19, 2024, Arthur Steinmetz became an Independent Trustee of the Trust.

Additional Information
2024
BlackRock Annual Report to Shareholders

Proxy Results
BlackRock U.S. Mortgage Portfolio (Managed Account Series II)
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Trustees of BlackRock U.S.
Mortgage Portfolio.
Shareholders elected the Trustees* as follows:
* Denotes Trust-wide proposal and voting results.
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Funds ended on
December 31, 2023.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 22,667,158 120,197
Stayce D. Harris 22,671,301 116 ,054
J. Phillip Holloman 22,664,589 122,766
Arthur P. Steinmetz 22,667,241 120 , 114

Additional Information
(continued)

Additional Information
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2024
BlackRock Annual Report to Shareholders

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MAS-04/24-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$32,436	$32,436	$407	$44	$17,056	$18,300	$0	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.
              (e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$17,463	$18,562

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached

<<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(5) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series II

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series II

Date: June 24, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: June 24, 2024